Exhibit 1

COMM 2016-SAVA Mortgage Trust
Commercial Mortgage Pass Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

18 October 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	COMM 2016-SAVA Mortgage Trust Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the COMM 2016-SAVA Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 October 2016

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial ownership interests in, and represent obligations of, COMM 2016-SAVA Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of the promissory note issued by 155 separate Delaware limited liability companies (collectively, the “Borrowers”), evidencing a 2-year interest-only floating rate mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, first lien mortgages on the Borrowers’ fee simple and leasehold interests in 155 skilled nursing facility properties located in 20 states (the “Mortgaged Properties”) and
d.	The Mortgage Loan has a related floating rate mezzanine A loan (the “Mezzanine A Loan”) and related floating rate mezzanine B loan (the “Mezzanine B Loan,” together with the Mezzanine A Loan, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of 11 October 2016 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Pmt Date and

b.       Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       First Pmt Date and

b.       Extended Maturity

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Term Extended” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:

a.       Original Term and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

8.	Using the:

a.       Original Term Extended and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term Extended” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	With respect to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, the loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
b.	Use the “1st Mortgage Original Balance” of the Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”) and
c.	Use the “Mezzanine Original Balance” of the Mezzanine Loans, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loans as of the Reference Date (the “Mezzanine Current Balance”) and
ii.	Principal balance of the Mezzanine Loans as of the “Maturity Date” of the Mezzanine Loans (the “Mezzanine Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	1st Mortgage Original Balance,
b.	Mezzanine Original Balance,
c.	1st Mortgage Current Balance,
d.	Mezzanine Current Balance,
e.	1st Mortgage Balloon Balance and
f.	Mezzanine Balloon Balance

of the Mortgage Loan, Mezzanine Loans and each Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Current Balance and
iii.	Total Debt Balloon Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

11.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine Margin,
c.	1st Mortgage Current Balance and
d.	Mezzanine Current Balance,

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine Margin,
c.	Total Debt Margin,
d.	1st Mortgage Floor,
e.	Mezzanine Floor,
f.	LIBOR Rounding and
g.	LIBOR Cap

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.5500% that was provided by the Depositor, we recalculated the:

i.	Effective LIBOR 1st Mortgage,
ii.	Effective LIBOR Mezzanine,
iii.	1st Mortgage Coupon,
iv.	Mezzanine Coupon and
v.	Total Debt Coupon

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine Margin,
c.	Total Debt Margin and
d.	LIBOR Cap

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	1st Mortgage Cap Coupon,
ii.	Mezzanine Cap Coupon and
iii.	Total Debt Cap Coupon

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 7

14.	Using the:
a.	1st Mortgage Current Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type

of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 14., we recalculated the:

i.	1st Mortgage Debt Service at LIBOR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at LIBOR” of the Mortgage Loan as the product of:

i.	The “1st Mortgage Current Balance,” as shown on the Final Data File,
ii.	The “1st Mortgage Coupon,” as shown on the Final Data File and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

i.	The “1st Mortgage Current Balance,” as shown on the Final Data File,
ii.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File and
iii.	365/360.

15.	Using the:
a.	Mezzanine Current Balance,
b.	Mezzanine Coupon,
c.	Mezzanine Cap Coupon and
d.	Rate Type

of the Mezzanine Loans, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 15., we recalculated the:

i.	Mezzanine Debt Service at LIBOR and
ii.	Mezzanine Debt Service at Cap

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Service at LIBOR” of the Mezzanine Loans as the product of:

i.	The “Mezzanine Current Balance,” as shown on the Final Data File,
ii.	The “Mezzanine Coupon,” as shown on the Final Data File and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Service at Cap” of the Mezzanine Loans as the product of:

i.	The “Mezzanine Current Balance,” as shown on the Final Data File,
ii.	The “Mezzanine Cap Coupon,” as shown on the Final Data File and
iii.	365/360.

Attachment A Page 6 of 7

16.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	Mezzanine Debt Service at LIBOR and
d.	Mezzanine Debt Service at Cap

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt, Debt Service at LIBOR and
ii.	Total Debt, Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	1st Mortgage Current Balance,
d.	1st Mortgage Balloon Balance,
e.	UW NCF,
f.	Appraised Value and
g.	Licensed Beds

of the Mortgage Loan and each Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NCF DSCR at LIBOR,
ii.	1st Mortgage UW NCF DSCR at Cap,
iii.	1st Mortgage Current LTV,
iv.	1st Mortgage Maturity LTV,
v.	1st Mortgage UW NCF Debt Yield,
vi.	1st Mortgage Balance / Licensed Bed and
vii.	Appraised Value / Licensed Bed

of the Mortgage Loan and, with respect to item vii. above, of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “1st Mortgage UW NCF DSCR at LIBOR” and “1st Mortgage UW NCF DSCR at Cap” to two decimal places and
b.	Round the “1st Mortgage Current LTV,” “1st Mortgage Maturity LTV” and “1st Mortgage UW NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

18.	Using the:
a.	Total Debt, Debt Service at LIBOR,
b.	Total Debt, Debt Service at Cap,
c.	Total Debt Current Balance,
d.	Total Debt Balloon Balance,
e.	UW NCF and
f.	Licensed Beds

of the Total Debt associated with the Mortgage Loan and each Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt UW NCF DSCR at LIBOR,
ii.	Total Debt UW NCF DSCR at Cap,
iii.	Total Debt Current LTV,
iv.	Total Debt Maturity LTV,
v.	Total Debt UW NCF Debt Yield and
vi.	Total Debt Balance / Licensed Bed

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt UW NCF DSCR at LIBOR” and “Total Debt UW NCF DSCR at Cap” to two decimal places and
b.	Round the “Total Debt Current LTV,” “Total Debt Maturity LTV” and “Total Debt UW NCF Debt Yield” to the nearest 1/10th of one percent.

19.	Using the:

a.       1st Mortgage Minimum Release Amount and

b.       Mezzanine Minimum Release Amount

of each Mortgaged Property, both as shown on the Final Data File, we recalculated the “Total Debt Minimum Release Amount” of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Master & Primary Servicing Fees,
b.	Trustee/Certificate Administrator Fee Rate and
c.	CREFC Fee Rate

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Loan Agreement	11 October 2016

Mezzanine A Loan Agreement	11 October 2016

Mezzanine B Loan Agreement	11 October 2016

Draft Mortgage Loan Interest Rate Cap Agreement (see Note 1)	11 October 2016

Draft Mezzanine A Loan Interest Rate Cap Agreement (see Note 1)	11 October 2016

Draft Mezzanine B Loan Interest Rate Cap Agreement (see Note 1)	11 October 2016

Closing Statement	11 October 2016

Non-Consolidation Opinion	11 October 2016

Guaranty Agreement	11 October 2016

Cash Management Agreement	11 October 2016

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Mortgaged Property Source Documents

Source Document Title	Document Date

Appraisal Reports	August and September 2016

Portfolio Appraisal Report	31 August 2016

Engineering Reports	13 October 2016

Phase I Environmental Reports	13 October 2016

Underwriter’s Summary Report	9 September 2016

Exhibit 1 to Attachment A Page 2 of 2

Mortgaged Property Source Documents (continued)

Source Document Title	Document Date

Master Lease	11 October 2016

USPS Internet Site (www.usps.gov)	Not Applicable

Pro-Forma Title Policies	Not Dated

Management Agreement	11 October 2016

Note:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft mortgage loan interest rate cap agreement, draft mezzanine A loan interest rate cap agreement and draft mezzanine B loan interest rate cap agreement Source Documents as fully executed.

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Primary Type	Appraisal Report
Secondary Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Licensed Beds	Underwriter’s Summary Report
Available Beds	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

Appraised Value	Appraisal Report
Valuation Date	Appraisal Report
FIRREA	Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Date of Engineering Report	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2011 Licensed Beds	Underwriter’s Summary Report
2011 Available Beds	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2011 IL Days	Underwriter’s Summary Report
2011 AL Resident Days - Private Pay	Underwriter’s Summary Report
2011 AL Resident Days - Medicaid	Underwriter’s Summary Report
2011 Private Pay Days	Underwriter’s Summary Report
2011 Medicare Days	Underwriter’s Summary Report
2011 Welfare (Medicaid) Days	Underwriter’s Summary Report
2011 Managed Care Days	Underwriter’s Summary Report
2011 Hospice/VA Days	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 Licensed Beds	Underwriter’s Summary Report
2012 Available Beds	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2012 IL Days	Underwriter’s Summary Report
2012 AL Resident Days - Private Pay	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2012 AL Resident Days - Medicaid	Underwriter’s Summary Report
2012 Private Pay Days	Underwriter’s Summary Report
2012 Medicare Days	Underwriter’s Summary Report
2012 Welfare (Medicaid) Days	Underwriter’s Summary Report
2012 Managed Care Days	Underwriter’s Summary Report
2012 Hospice/VA Days	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 Licensed Beds	Underwriter’s Summary Report
2013 Available Beds	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2013 IL Days	Underwriter’s Summary Report
2013 AL Resident Days - Private Pay	Underwriter’s Summary Report
2013 AL Resident Days - Medicaid	Underwriter’s Summary Report
2013 Private Pay Days	Underwriter’s Summary Report
2013 Medicare Days	Underwriter’s Summary Report
2013 Welfare (Medicaid) Days	Underwriter’s Summary Report
2013 Managed Care Days	Underwriter’s Summary Report
2013 Hospice/VA Days	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 Licensed Beds	Underwriter’s Summary Report
2014 Available Beds	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2014 IL Days	Underwriter’s Summary Report
2014 AL Resident Days - Private Pay	Underwriter’s Summary Report
2014 AL Resident Days - Medicaid	Underwriter’s Summary Report
2014 Private Pay Days	Underwriter’s Summary Report
2014 Medicare Days	Underwriter’s Summary Report
2014 Welfare (Medicaid) Days	Underwriter’s Summary Report
2014 Managed Care Days	Underwriter’s Summary Report
2014 Hospice/VA Days	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 Licensed Beds	Underwriter’s Summary Report
2015 Available Beds	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2015 IL Days	Underwriter’s Summary Report
2015 AL Resident Days - Private Pay	Underwriter’s Summary Report
2015 AL Resident Days - Medicaid	Underwriter’s Summary Report
2015 Private Pay Days	Underwriter’s Summary Report
2015 Medicare Days	Underwriter’s Summary Report
2015 Welfare (Medicaid) Days	Underwriter’s Summary Report
2015 Managed Care Days	Underwriter’s Summary Report
2015 Hospice/VA Days	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2017 Budget Licensed Beds	Underwriter’s Summary Report
2017 Budget Available Beds	Underwriter’s Summary Report
2017 Budget Occupancy	Underwriter’s Summary Report
2017 Budget IL Days	Underwriter’s Summary Report
2017 Budget AL Resident Days - Private Pay	Underwriter’s Summary Report
2017 Budget AL Resident Days - Medicaid	Underwriter’s Summary Report
2017 Budget Private Pay Days	Underwriter’s Summary Report
2017 Budget Medicare Days	Underwriter’s Summary Report
2017 Budget Welfare (Medicaid) Days	Underwriter’s Summary Report
2017 Budget Managed Care Days	Underwriter’s Summary Report
2017 Budget Hospice/VA Days	Underwriter’s Summary Report
Budget NCF	Underwriter’s Summary Report
TTM_6_30_16 Licensed Beds	Underwriter’s Summary Report
TTM_6_30_16 Available Beds	Underwriter’s Summary Report
TTM_6_30_16 Occupancy	Underwriter’s Summary Report
TTM_6_30_16 IL Days	Underwriter’s Summary Report
TTM_6_30_16 AL Resident Days - Private Pay	Underwriter’s Summary Report
TTM_6_30_16 AL Resident Days - Medicaid	Underwriter’s Summary Report
TTM_6_30_16 Private Pay Days	Underwriter’s Summary Report
TTM_6_30_16 Medicare Days	Underwriter’s Summary Report
TTM_6_30_16 Welfare (Medicaid) Days	Underwriter’s Summary Report
TTM_6_30_16 Managed Care Days	Underwriter’s Summary Report
TTM_6_30_16 Hospice/VA Days	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
Underwriting Licensed Beds	Underwriter’s Summary Report
Underwriting Available Beds	Underwriter’s Summary Report
Underwriting Occupancy	Underwriter’s Summary Report
Underwriting IL Days	Underwriter’s Summary Report
Underwriting AL Resident Days - Private Pay	Underwriter’s Summary Report
Underwriting AL Resident Days - Medicaid	Underwriter’s Summary Report
Underwriting Private Pay Days	Underwriter’s Summary Report
Underwriting Medicare Days	Underwriter’s Summary Report
Underwriting Welfare (Medicaid) Days	Underwriter’s Summary Report
Underwriting Managed Care Days	Underwriter’s Summary Report
Underwriting Hospice/VA Days	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)

Directs Investment (Borrower or Lender)	Loan Agreement
Interest Goes to Borrower RE Tax	Loan Agreement
Initial Tax Reserve	Loan Agreement and Closing Statement
Interest Goes to Borrower Insurance	Loan Agreement
Initial Insurance Reserve	Loan Agreement and Closing Statement
Interest Goes to Borrower Replacement Reserves	Loan Agreement
Initial Replacement Reserve	Loan Agreement and Closing Statement
Interest Goes to Borrower TI/LC	Loan Agreement
Initial TI/LC Reserve	Loan Agreement and Closing Statement
Interest Goes to Borrower Immediate Repairs	Loan Agreement
Initial Deferred Maintenance Reserve	Loan Agreement and Closing Statement
Initial Environmental Reserve	Loan Agreement and Closing Statement
Initial Debt Service Reserve	Loan Agreement and Closing Statement
Interest Goes to Borrower Other Escrows
Initial Other Reserve	Loan Agreement and Closing Statement
Initial Other Reserve Description	Loan Agreement and Closing Statement
Ongoing Tax Escrow	Loan Agreement
Ongoing Insurance Escrow	Loan Agreement
Ongoing Capex	Loan Agreement
Ongoing Required TI/LC	Loan Agreement
Ongoing Other Reserve	Loan Agreement
Ongoing Other Reserve Description	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Note Date (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Originator	Loan Agreement
1st Mortgage Original Balance	Loan Agreement
Mezzanine Original Balance (see Note 4)	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
1st Mortgage Margin	Loan Agreement
Mezzanine Margin (see Note 5)	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
1st Mortgage Floor	Loan Agreement
Mezzanine Floor	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
1st Mortgage Minimum Release Amount	Loan Agreement
Mezzanine Minimum Release Amount (see Note 6)	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Setting (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
LIBOR Reset Frequency (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
LIBOR Rounding (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
LIBOR Cap (see Note 3)	Draft Mortgage Loan Interest Rate Cap Agreement, Draft Mezzanine A Loan Interest Rate Cap Agreement and Draft Mezzanine B Loan Interest Rate Cap Agreement
LIBOR Cap Expiration (see Note 3)	Draft Mortgage Loan Interest Rate Cap Agreement, Draft Mezzanine A Loan Interest Rate Cap Agreement and Draft Mezzanine B Loan Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 3)	Draft Mortgage Loan Interest Rate Cap Agreement, Draft Mezzanine A Loan Interest Rate Cap Agreement and Draft Mezzanine B Loan Interest Rate Cap Agreement
LIBOR Cap Guarantor Ratings (S/M/F) (see Note 3)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement
Payment Day (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Interest Accrual Begin (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Interest Accrual End (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Rate Type (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Loan Type (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
First Pmt Date (see Note3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Maturity Date (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
1st. IO Date (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Exit Fee	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Extension Option (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Extension Fee (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Extended Maturity (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Aggregate Extension Options (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
First Mortgage Prepay Description	Loan Agreement
Partial Prepay Permitted	Loan Agreement
Liquidated Damages	Loan Agreement
Lockout Period	Loan Agreement
Penalty Period	Loan Agreement
Open Period	Loan Agreement
Prepay Penalty Start Date	Loan Agreement
Prepay Penalty End Date (see Note 7)	Loan Agreement
Loan Purpose	Closing Statement
Grace Days Default (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Grace Days Late Fee (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Default Rate (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Late Fee (see Note 3)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
SPE	Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Loan Agreement
Partial Release Permitted	Loan Agreement
Partial Release Description	Loan Agreement
Lien Position	Pro-Forma Title Policy
Fee Simple / Leasehold	Pro-Forma Title Policy
LockBox Type (see Note 8)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 9)	Loan Agreement and Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement

Exhibit 2 to Attachment A Page 7 of 8

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics for each Mortgaged Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

3.	For the:
a.	Note Date,
b.	LIBOR Setting,
c.	LIBOR Reset Frequency,
d.	LIBOR Rounding,
e.	LIBOR Cap,
f.	LIBOR Cap Expiration,
g.	LIBOR Cap Provider,
h.	LIBOR Cap Guarantor Ratings (S/M/F),
i.	Payment Day,
j.	Interest Accrual Begin,
k.	Interest Accrual End,
l.	Rate Type,
m.	Loan Type,
n.	First Pmt Date,
o.	Maturity Date,
p.	1st. IO Date,
q.	Extension Option,
r.	Extension Fee,
s.	Extended Maturity,
t.	Aggregate Extension Options,
u.	Grace Days Default,
v.	Grace Days Late Fee,
w.	Default Rate and
x.	Late Fee

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Documents for each of the characteristics listed in a. through x. above.

4.	For the purpose of comparing the “Mezzanine Original Balance” characteristic, the Depositor instructed us to use the sum of the original principal balances of the Mezzanine A Loan and Mezzanine B Loan, as shown in the mezzanine A loan agreement and mezzanine B loan agreement Source Documents, respectively.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

5.	For the purpose of comparing the “Mezzanine Margin” characteristic, the Depositor instructed us to use the weighted average margin of the Mezzanine Loans, as recalculated using the applicable information in the mezzanine A loan agreement and mezzanine B loan agreement Source Documents.

6.	For the purpose of comparing the “Mezzanine Minimum Release Amount” characteristic, the Depositor instructed us to use the sum of the release amounts of each Mortgaged Property, as shown in the mezzanine A loan agreement and mezzanine B loan agreement Source Documents.

7.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first "Payment Day” which occurs during the open period for the Mortgage Loan, as shown in the loan agreement Source Document.

8.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the loan agreement Source Document indicates that the Borrower’s are required to direct tenant payments and other rental payments directly to a lockbox account controlled by the lender.

9.	For the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” if the loan agreement Source Document indicates that the revenue deposited into the lockbox account goes through a waterfall which pays debt service, reserves and other items described in the loan agreement Source Document before the lender either (i) disburses excess cash to the Borrowers or (ii) retains excess cash as additional collateral for the Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

ID
Loan Name
Property Name
Loan Seller
Date of Phase II Report
Material Recognized Environmental Concern (Y/N)
Lockout Exp Date
Related Borrower
Master & Primary Servicing Fees
Trustee/Certificate Administrator Fee Rate
CREFC Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.